INCOME TAXES (Details Narrative)	12 Months Ended
Dec. 31, 2023
State Administration of Taxation, China [Member]
Operating Loss Carryforwards [Line Items]
Federal statutory income tax rate, percent	25.00%
Domestic enterprises Percentage	25.00%
Effective income tax rate continuing operations	17.00%
Foreign invested enterprises Percentage	25.00%
UNITED STATES
Operating Loss Carryforwards [Line Items]
Federal statutory income tax rate, percent	21.00%
Domestic enterprises Percentage	6.50%
HONG KONG
Operating Loss Carryforwards [Line Items]
Federal statutory income tax rate, percent	16.50%
Effective income tax rate continuing operations	16.50%
CHINA
Operating Loss Carryforwards [Line Items]
Federal statutory income tax rate, percent	17.00%
CHINA | State Administration of Taxation, China [Member]
Operating Loss Carryforwards [Line Items]
Federal statutory income tax rate, percent	25.00%